Basis of Presentation (Details)	Dec. 31, 2013	Dec. 31, 2012
Sinovac Hong Kong
Basis of Presentation
Percentage of ownership	100.00%	100.00%
Sinovac Beijing
Basis of Presentation
Percentage of ownership	73.09%	73.09%
Tangshan Yian
Basis of Presentation
Percentage of ownership	100.00%	100.00%
SinovacR&D
Basis of Presentation
Percentage of ownership	100.00%	100.00%
Sinovac Dalian
Basis of Presentation
Percentage of ownership	55.00%	55.00%